14. SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS	9 Months Ended
Sep. 30, 2012
Notes to Financial Statements
Note 14. SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS

The significant non-cash transactions for the nine months ended September 30, 2012 consisted of the following items:

·	issuance of 540,000 common shares (September 30, 2011 – 740,000) in payment of mineral property acquisitions valued at $378,776 (September 30, 2011 – $1,701,357) which have been capitalized as mineral property interests.

·	funding by OTLLC of the Company’s investment requirements for the Entrée-OTLLC Joint Venture of $731,101 (September 30, 3011 – $1,882,695).